Fair Value Measurement - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions		Dec. 31, 2015		Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		$ 4,190		$ 5,721
Loans				53
Derivative liabilities		2,179		4,756
Fair Value, Measurements, Recurring | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	13,217		17,284
Fair Value, Measurements, Recurring | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	793		953
Fair Value, Measurements, Recurring | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	[1]	2,168		2,868
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value		$ 17,784		$ 26,183
Percentage of assets prior to netting (percent)		18.00%		19.00%
Fair value of liabilities		$ 433		$ 422
Percentage of liabilities prior to netting (percent)		3.00%		1.00%
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		$ 15,723		$ 23,145
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		12,832		19,997
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		35		40
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		4		95
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		886	[2]	763	[3]
Fair Value, Measurements, Recurring | Level 1 | Securities available-for-sale | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		1,966		2,250
Fair Value, Measurements, Recurring | Level 1 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments		1,232	[2]	2,204	[3]
Trading assets		1,257		2,307
Fair Value, Measurements, Recurring | Level 1 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		$ 192	[4]	174	[5],[6]
Percentage of assets prior to netting (percent)		18.00%
Fair Value, Measurements, Recurring | Level 1 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value		$ 17,172		$ 25,626
Percentage of assets prior to netting (percent)				20.00%
Fair Value, Measurements, Recurring | Level 1 | Investment Management funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading assets		455		$ 100
Other assets		157		457
Subtotal assets of consolidated investment management funds, at fair value		612		557
Trading liabilities				0
Other liabilities		1		1
Fair value of liabilities		1		1
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans		422		21
Other assets		62	[4]	514	[5],[6]
Subtotal assets of consolidated investment management funds, at fair value		$ 79,359		$ 111,197
Percentage of assets prior to netting (percent)		82.00%		81.00%
Fair value of liabilities		$ 15,934		$ 33,267
Percentage of liabilities prior to netting (percent)		97.00%		99.00%
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		$ 60,144		$ 75,174
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		387		343
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		13,182		17,244
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		4,046	[2]	5,236	[3]
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		23,501		32,600
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		793		953
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		1,061		1,551
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		1,392		1,959
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		4,020		3,132
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Asset-backed CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		2,351		2,130
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		2,893		3,240
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		1,752		1,785
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		2,775		2,169
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		202		618
Fair Value, Measurements, Recurring | Level 2 | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		1,789	[7]	2,214	[8]
Fair Value, Measurements, Recurring | Level 2 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments		2,167	[2]	2,217	[3]
Trading assets		17,226		25,912
Fair Value, Measurements, Recurring | Level 2 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		$ 778		1,365
Percentage of assets prior to netting (percent)		82.00%
Fair Value, Measurements, Recurring | Level 2 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value		$ 78,570		$ 102,472
Percentage of assets prior to netting (percent)				80.00%
Fair Value, Measurements, Recurring | Level 2 | Investment Management funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading assets		773		$ 8,578
Other assets		16		147
Subtotal assets of consolidated investment management funds, at fair value		789		8,725
Trading liabilities		229		7,660
Other liabilities		16		8
Fair value of liabilities		245		7,668
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value		0		55
Fair value of liabilities		$ 0		9
Percentage of liabilities prior to netting (percent)		0.00%
Fair Value, Measurements, Recurring | Level 3 | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		$ 0		11
Fair Value, Measurements, Recurring | Level 3 | Securities available-for-sale | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0	[2]	11	[3]
Fair Value, Measurements, Recurring | Level 3 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	[3]			0
Trading assets		0		9
Fair Value, Measurements, Recurring | Level 3 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		0	[4]	35	[5],[6]
Fair Value, Measurements, Recurring | Level 3 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value		0		55
Nondesignated | Fair Value, Measurements, Recurring | Level 1 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		25		103
Nondesignated | Fair Value, Measurements, Recurring | Level 1 | Trading Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		10		7
Nondesignated | Fair Value, Measurements, Recurring | Level 1 | Trading Assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		15		96
Nondesignated | Fair Value, Measurements, Recurring | Level 2 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		15,059		23,695
Nondesignated | Fair Value, Measurements, Recurring | Level 2 | Trading Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		10,034		17,137
Nondesignated | Fair Value, Measurements, Recurring | Level 2 | Trading Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		4,905		6,280
Nondesignated | Fair Value, Measurements, Recurring | Level 2 | Trading Assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		120		278
Nondesignated | Fair Value, Measurements, Recurring | Level 3 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		0		9
Nondesignated | Fair Value, Measurements, Recurring | Level 3 | Trading Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		0		6
Nondesignated | Fair Value, Measurements, Recurring | Level 3 | Trading Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets				0
Nondesignated | Fair Value, Measurements, Recurring | Level 3 | Trading Assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		0		3
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 2 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		716		851
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 2 | Other Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		497		477
Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 2 | Other Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		219		374
Parent Company | Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total other liabilities - derivative liabilities designated as hedging		0		4
Other liabilities				4
Fair value of liabilities		$ 432		$ 421
Percentage of liabilities prior to netting (percent)		3.00%		2.00%
Parent Company | Fair Value, Measurements, Recurring | Level 1 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments		$ 422		$ 367
Derivative liabilities				50
Trading liabilities		432		417
Parent Company | Fair Value, Measurements, Recurring | Level 1 | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities				3
Parent Company | Fair Value, Measurements, Recurring | Level 1 | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities				47
Parent Company | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total other liabilities - derivative liabilities designated as hedging		392		447
Long-term debt		359	[2]	347	[3]
Fair value of liabilities		$ 15,689		$ 25,599
Percentage of liabilities prior to netting (percent)		97.00%		98.00%
Parent Company | Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments		$ 152		$ 294
Derivative liabilities				24,511
Trading liabilities		14,938		24,805
Parent Company | Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities				17,645
Parent Company | Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities				6,367
Parent Company | Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities				499
Parent Company | Fair Value, Measurements, Recurring | Level 2 | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities				447
Parent Company | Fair Value, Measurements, Recurring | Level 2 | Other Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities				385
Parent Company | Fair Value, Measurements, Recurring | Level 2 | Other Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities				62
Parent Company | Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of liabilities		$ 0		9
Percentage of liabilities prior to netting (percent)		0.00%
Parent Company | Fair Value, Measurements, Recurring | Level 3 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities				9
Trading liabilities		$ 0		9
Parent Company | Fair Value, Measurements, Recurring | Level 3 | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities				6
Parent Company | Fair Value, Measurements, Recurring | Level 3 | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities				3
Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Level 1 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		10
Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Level 1 | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		5
Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Level 1 | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		5
Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		14,786
Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		9,957
Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		4,682
Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Level 2 | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		147
Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Level 3 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		0
Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Level 3 | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		0
Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Level 3 | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		0
Parent Company | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 2 | Other Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		372
Parent Company | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Level 2 | Other Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		20
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans		61,267		56,749
Other assets		7,633		8,091
Subtotal assets of consolidated investment management funds, at fair value		264,934		222,252
Long-term debt		21,188		19,917
Carrying Amount | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans		422		21
Other assets		254	[4]	723	[5],[6]
Subtotal assets of consolidated investment management funds, at fair value		86,145		119,430
Fair value of liabilities		5,498		15,901
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		75,867		98,330
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		12,832		19,997
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		387		343
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		13,217		17,284
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		4,046	[2]	5,247	[3]
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		23,501		32,600
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		793		953
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		1,061		1,551
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		1,392		1,959
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		4,020		3,132
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Asset-backed CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		2,351		2,130
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		2,893		3,240
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		4		95
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		886	[2]	763	[3]
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		1,752		1,785
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		2,775		2,169
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		2,168		2,868
Carrying Amount | Fair Value, Measurements, Recurring | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		1,789	[7]	2,214	[8]
Carrying Amount | Fair Value, Measurements, Recurring | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments		3,399	[2]	4,421	[3]
Trading assets		7,368		9,881
Carrying Amount | Fair Value, Measurements, Recurring | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		1,087		1,916
Carrying Amount | Fair Value, Measurements, Recurring | Other Assets Measured at Net Asset Value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		117		342	[6]
Carrying Amount | Fair Value, Measurements, Recurring | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value		84,744		110,148
Carrying Amount | Fair Value, Measurements, Recurring | Investment Management funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading assets		1,228		8,678
Other assets		173		604
Subtotal assets of consolidated investment management funds, at fair value		1,401		9,282
Trading liabilities		229		7,660
Other liabilities		17		9
Fair value of liabilities		246		7,669
Carrying Amount | Nondesignated | Fair Value, Measurements, Recurring | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		3,969		5,460
Carrying Amount | Nondesignated | Fair Value, Measurements, Recurring | Trading Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		1,973		3,208
Carrying Amount | Nondesignated | Fair Value, Measurements, Recurring | Trading Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		1,924		2,034
Carrying Amount | Nondesignated | Fair Value, Measurements, Recurring | Trading Assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		72		218
Carrying Amount | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		716		851
Carrying Amount | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Other Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		497		477
Carrying Amount | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Other Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		219		374
Carrying Amount | Parent Company | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total other liabilities - derivative liabilities designated as hedging		392		451
Long-term debt		359	[2]	347	[3]
Other liabilities				4
Fair value of liabilities		5,252		8,232
Carrying Amount | Parent Company | Fair Value, Measurements, Recurring | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments		574		661
Derivative liabilities				6,773
Trading liabilities		4,501		7,434
Carrying Amount | Parent Company | Fair Value, Measurements, Recurring | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities				3,187
Carrying Amount | Parent Company | Fair Value, Measurements, Recurring | Trading Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities				3,218
Carrying Amount | Parent Company | Fair Value, Measurements, Recurring | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities				368
Carrying Amount | Parent Company | Fair Value, Measurements, Recurring | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities				447
Carrying Amount | Parent Company | Fair Value, Measurements, Recurring | Other Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities				385
Carrying Amount | Parent Company | Fair Value, Measurements, Recurring | Other Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities				62
Carrying Amount | Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		3,927
Carrying Amount | Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		1,727
Carrying Amount | Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Trading Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		2,115
Carrying Amount | Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		85
Carrying Amount | Parent Company | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Other Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		372
Carrying Amount | Parent Company | Designated as Hedging Instrument | Fair Value, Measurements, Recurring | Other Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		20
Netting | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value		(11,115)	[9]	(18,347)	[10]
Fair value of liabilities		(10,869)	[9]	(17,797)	[10]
Netting | Fair Value, Measurements, Recurring | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading assets		(11,115)	[9]	(18,347)	[10]
Netting | Fair Value, Measurements, Recurring | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Subtotal assets of consolidated investment management funds, at fair value		(11,115)	[9]	(18,347)	[10]
Netting | Nondesignated | Fair Value, Measurements, Recurring | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		(11,115)	[9]	(18,347)	[10]
Netting | Nondesignated | Fair Value, Measurements, Recurring | Trading Assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		(8,071)	[9]	(13,942)	[10]
Netting | Nondesignated | Fair Value, Measurements, Recurring | Trading Assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		(2,981)	[9]	(4,246)	[10]
Netting | Nondesignated | Fair Value, Measurements, Recurring | Trading Assets | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		(63)	[9]	(159)	[10]
Netting | Parent Company | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of liabilities		(10,869)	[9]	(17,797)	[10]
Netting | Parent Company | Fair Value, Measurements, Recurring | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	[10]			(17,797)
Trading liabilities		(10,869)	[9]	(17,797)	[10]
Netting | Parent Company | Fair Value, Measurements, Recurring | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	[10]			(14,467)
Netting | Parent Company | Fair Value, Measurements, Recurring | Trading Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	[10]			(3,149)
Netting | Parent Company | Fair Value, Measurements, Recurring | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	[10]			$ (181)
Netting | Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	[9]	(10,869)
Netting | Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Trading Liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	[9]	(8,235)
Netting | Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Trading Liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	[9]	(2,567)
Netting | Parent Company | Nondesignated | Fair Value, Measurements, Recurring | Trading Liabilities | Equity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	[9]	$ (67)

[1]	At Dec. 31, 2015 and Dec. 31, 2014, foreign covered bonds and sovereign debt were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
[2]	Includes certain interests in securitizations.
[3]	Includes certain interests in securitizations.
[4]	Includes private equity investments and seed capital.
[5]	Includes private equity investments and seed capital.
[6]	Other assets measured at fair value at Dec. 31, 2014 were restated to reflect the retrospective application of adopting new disclosure guidance contained in ASU 2015-07 related to investments in certain entities that use NAV as a practical expedient when measuring fair value. See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[7]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.
[8]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.
[9]	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities, and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.
[10]	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities, and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.